CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Foreign Exchange Reserve [Member]	Total
At 1 January 2022 at Dec. 31, 2021	£ 1,098	£ 83,434	£ 53,003	£ 720	£ (127,803)	£ 10,452
IfrsStatementLineItems [Line Items]
Loss for the year					(7,656)	(7,656)
Total comprehensive loss					(7,656)	(7,656)
Transactions with owners
Shares issued on 19 December 2022	10	311				321
Costs associated with share issue on 19 December 2022		(78)				(78)
Exercise of warrants on 22 March 2022
Share-based payment charge					123	123
Total contribution by and distributions to owners	10	233			123	366
At 31 December 2022 at Dec. 31, 2022	1,108	83,667	53,003	720	(135,336)	3,162
IfrsStatementLineItems [Line Items]
Loss for the year					(7,079)	(7,079)
Total comprehensive loss					(7,079)	(7,079)
Transactions with owners
Shares issued on 19 December 2022	1,956	3,013				4,969
Costs associated with share issue on 19 December 2022		(903)				(903)
Shares issued on 26 May 2023	2,380				(355)	2,025
Costs associated with share issue on 26 May 2023					(527)	(527)
Shares issued on 21 December 2023	485			1,315	(1,273)	527
Costs associated with share issue on 21 December 2023					(441)	(441)
Exercise of warrants on 22 March 2022
Issue of shares to purchase intangible asset	324	955		1,422		2,701
Share-based payment charge					244	244
Total contribution by and distributions to owners	5,145	3,065		2,737	(2,352)	8,595
At 31 December 2022 at Dec. 31, 2023	6,253	86,732	53,003	3,457	(144,767)	4,678
IfrsStatementLineItems [Line Items]
Loss for the year					(5,729)	(5,729)
Total comprehensive loss					(5,729)	(5,729)
Transactions with owners
Shares issued on 19 December 2022	1,614	5,048				6,662
Costs associated with share issue on 19 December 2022		(487)				(487)
Shares issued on 26 May 2023	2,105	79		2		2,186
Costs associated with share issue on 26 May 2023		(55)			(297)	(352)
Exercise of warrants on 22 March 2022	1,602	1,739		(2,565)		776
Issue of shares to purchase intangible asset	151	68				219
Share-based payment charge					369	369
Total contribution by and distributions to owners	5,472	6,392		(2,563)	72	9,373
At 31 December 2022 at Dec. 31, 2024	£ 11,725	£ 93,124	£ 53,003	£ 894	£ (150,424)	£ 8,322